Warrant derivative liability (Unit options) (Details) (USD $)	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member]	Mar. 31, 2008 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]
Warrant Activity [Line Items]
Granted			280,000
Per unit selling price	$ 5.00	$ 5.00	$ 10.00		$ 8.00
Exercise price of warrant issued				9.98		8.00
Quoted market price per share				$ 0.00001		$ 0.02
Estimated warrant exercise price				$ 1.14
Estimated warrant market price per share				$ 0.02
Expected volatility				49.00%
Risk-free interest rate				0.18%